Share-based Compensation - Summary of Stock Options and Changes (Detail) - 12 months ended Dec. 31, 2015 $ / shares in Units, $ in Millions	USD ($) € / shares $ / shares shares	USD ($) $ / shares shares	€ / shares
Long Term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, Outstanding at January 1, 2015	7,948,270	7,948,270
Stock options, Granted	1,262,257	1,262,257
Stock options, Assumed in Freescale acquisition	2,871,861	2,871,861
Stock options, Exercised	1,681,024	1,681,024
Stock options, Forfeited	366,714	366,714
Stock options, Outstanding at December 31, 2015	10,034,650	10,034,650
Stock options, Exercisable at December 31, 2015	5,096,894	5,096,894
Weighted average exercise price, Outstanding at January 1, 2015 | $ / shares		$ 28.66
Weighted average exercise price, Granted | $ / shares		78.10
Weighted average exercise price, Assumed in Freescale acquisition | $ / shares		38.29
Weighted average exercise price, Exercised | $ / shares		23.03
Weighted average exercise price, Forfeited | $ / shares		29.80
Weighted average exercise price, Outstanding at December 31, 2015 | $ / shares		38.53
Weighted average exercise price, Exercisable at December 31, 2015 | $ / shares	$ 26.24	$ 26.24
Weighted average remaining contractual term, Outstanding at December 31, 2015	6 years 8 months 12 days	6 years 8 months 12 days
Weighted average remaining contractual term, Exercisable at December 31, 2015	5 years 10 months 24 days	5 years 10 months 24 days
Aggregate intrinsic value, Outstanding at December 31, 2015 | $	$ 437	$ 437
Aggregate intrinsic value, Exercisable at December 31, 2015 | $	$ 295	$ 295
Management Equity Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, Outstanding at January 1, 2015	2,916,205	2,916,205
Stock options, Exercised	167,263	167,263
Stock options, Expired	0	0
Stock options, Outstanding at December 31, 2015	2,748,942	2,748,942
Stock options, Exercisable at December 31, 2015	2,748,942	2,748,942
Weighted average exercise price, Outstanding at January 1, 2015 | € / shares	$ 24.14
Weighted average exercise price, Exercised | € / shares	21.80
Weighted average exercise price, Expired | € / shares	0
Weighted average exercise price, Outstanding at December 31, 2015 | € / shares	$ 24.14
Weighted average exercise price, Exercisable at December 31, 2015 | € / shares			€ 24.14
Weighted average remaining contractual term, Outstanding at December 31, 2015	2 years 8 months 12 days	2 years 8 months 12 days
Weighted average remaining contractual term, Exercisable at December 31, 2015	2 years 8 months 12 days	2 years 8 months 12 days
Aggregate intrinsic value, Outstanding at December 31, 2015 | $	$ 146	$ 146
Aggregate intrinsic value, Exercisable at December 31, 2015 | $	$ 146	$ 146